Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Period-End Spot Rate [Member] | US [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	1	1	1
Period-End Spot Rate [Member] | RMB [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.1268	7.2254	6.7114
Average Rate [Member] | US [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	1	1	1
Average Rate [Member] | RMB [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.1245	6.9881	6.4641